SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Investments and Liabilities of Assets Measured at Fair Value on Recurring Basis

The following table presents the liabilities of the Company that are required to be recorded at fair value on the Company’s balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2015 and 2014:

March 31, 2015
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$1,406,596	$-	$1,406,596

March 31, 2014
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$1,438,814	$-	$1,438,814

Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	March 31,
	2015	2014
Options	6,325,000	5,150,000
Warrants	12,127,129	7,727,129
Total	18,452,129	12,877,129